Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Inventory Tables
Summary of Inventory
	March 31, 2015	December 31, 2014

Finished goods	$163,404	$79,527
Promotional items	5,981	6,023
Raw materials	3,158	3,216

	$172,543	$88,766
Inventory is comprised of:
	2014	2013

Finished goods	$79,527	$151,805
Promotional items	6,023	1,168
Raw materials	3,216	2,032

	$88,766	$155,005